Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Components of Property and Equipment and Total Accumulated Depreciation

Components of property and equipment and total accumulated depreciation at December 31, 2013 and 2012 are as follows:

	2013	2012
Land and improvements	$1,625,879	$1,625,879
Buildings and improvements	3,845,457	3,845,457
Furniture and equipment	2,703,601	2,614,801

	8,174,937	8,086,137
Less accumulated depreciation	(3,734,722)	(3,542,399)

	$4,440,215	$4,543,738

Schedule of Operating Leases

Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2013, and leases expected to renew, pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2014	$37,898
2015	35,685
2016	29,900
2017	29,900
2018	29,900

$163,283